Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	PACIFIC GLOBAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000890206
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
GOVERNMENT SECURITIES FUND (Prospectus Summary) | GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PADGX
GOVERNMENT SECURITIES FUND (Prospectus Summary) | GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGGCX
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PADIX
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIECX
BALANCED FUND (Prospectus Summary) | BALANCED FUND | BALANCED FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAABX
BALANCED FUND (Prospectus Summary) | BALANCED FUND | BALANCED FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBCX
LARGE CAP VALUE FUND (Prospectus Summary) | LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAGTX
LARGE CAP VALUE FUND (Prospectus Summary) | LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGCCX
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAMVX
MID CAP VALUE FUND (Prospectus Summary) | MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVCX
SMALL CAP VALUE FUND (Prospectus Summary) | SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASMX
SMALL CAP VALUE FUND (Prospectus Summary) | SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSCX
SMALL CAP VALUE FUND (Prospectus Summary) | SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGISX